Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

April 28, 2016

Office of Filings, Information & Consumer Services

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, N.E.

Washington, DC  20549

Re:

Form N-1A Filing for Global Income Builder Portfolio (the “Portfolio”)

(File No. 811-23145) (the “Registration Statement”)

Dear Ladies and Gentlemen:

On behalf of the above-referenced Portfolio, transmitted herewith for filing pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8 thereunder, (2) Regulation S-T and (3) the General Instructions to Form N-1A, is an amendment to the Portfolio’s currently effective registration statement on Form N-1A under the 1940 Act (”the Amendment”).  The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Portfolio.

The Amendment has been marked to indicate changes from the Portfolio’s original registration statement on Form N-1A, which was filed with the SEC on March 10, 2016 (Accession Number 0000940394-16-002213) and became effective on the same date pursuant to Rules 8(a)-(b) of the 1940 Act.

The Amendment is filed for the purpose of responding to comments provided by Lisa Larkin of the Staff of the Division of Investment Management of the SEC to the undersigned in a letter dated April 8, 2016 with respect to the Filing and making certain other changes as market thereon.  The comments and the Portfolio’s responses are set forth as follows:

Facing Sheet

1.

Please insert the facing sheet.  See General Instruction B.2(b) of Form N-1A.

Response:

It is our belief that the facing sheet was included as the first page of the Registration Statement.  The Registration Statement was filed under the Investment Company Act of 1940 (“1940 Act”) only.

Part A

Page A-1 – Investment Adviser

2.

Please disclose the name of the sub-adviser.  See Item 5(a) of Form N-1A.

Response:

The name of the sub-adviser has been added to Item 5. Management.

Securities and Exchange Commission

April 28, 2016

Page A-2 – Implementation of Investment Objective

3.

Please specify what the “other hybrid securities” are.

Response:

The sentence which includes “other hybrid securities” has been revised as follows: “ other hybrid securities (which generally possess characteristics common to both equity and debt securities)”.  In addition, please see “Principal Characteristics and Additional Risks – Hybrid Securities,” under Item 9.(c) for a more detailed description of “Hybrid Securities”.

4.

You state that “An issuer will be considered to be located outside the United States if it is domiciled in and tied economically to one or more non-U.S. countries and may include securities trading in the form of depositary receipts.” Please disclose how you determine whether an issuer is “tied economically” to one or more non-U.S. countries. Depending on your response, we may have additional comments.

Response:

The Portfolio uses third party data to test “tied economically” primarily using the country where a company’s management is located but also takes into consideration country of primary listing, country of revenue and reporting currency of the company.

5.

If the Portfolio intends to sell or write credit default swaps, please confirm that the full notional value of the securities will be covered.

Response:

If the Portfolio were to sell or write credit default swaps, the Portfolio, under the current requirements of Section 18 of the 1940 Act, would segregate the full notional amount that would be payable under the agreement.  Disclosure stating that the Portfolio will segregate assets to the extent required by SEC guidance, is included in the Portfolio’s Part B, Appendix A under “Asset Coverage”.

6.

You state that the Portfolio may engage in total return swaps. When the Portfolio does engage in total return swaps, an appropriate amount of segregated assets must be set aside. See generally Investment Company Act Release No. 10666 (Apr. 18, 1979). Please note that the Commission issued a proposed rule and, prior to that, a concept release exploring issues relating to the use of derivatives by funds, including whether market practices involving derivatives are consistent with the leverage provisions of the 1940 Act. See Investment Company Act Release No. 31933 (Dec. 11, 2015) and Investment Company Act Release No. 29776 (Aug. 31, 2011). Accordingly, please be aware that the Commission or its staff could issue future guidance related to derivatives (such as total return swaps) and leverage, including guidance related to coverage requirements, which could impact the manner in which the Portfolio operates.

Response:

The Portfolio acknowledges the above statement.

Page A-4 – Income Risk

7.

The terms shareholder and interestholder are used throughout the registration statement. Please explain in what way these two terms differ.

Response:

Item 6.(a) has been revised to include the following statement:

“The terms “shareholder” and “interestholder” are used interchangeably throughout this document to describe parties that have an ownership interest in the Portfolio.”

Securities and Exchange Commission

April 28, 2016

Page A-4 – Risk of Senior and Junior Loans

8.

You state, “It may take longer than seven days for transactions in loans to settle.” Please tell the staff how the Portfolio intends to meet short-term liquidity needs which may arise as a result of the potentially lengthy settlement period.

Response:

The Portfolio expects to invest 10-40% of its net assets in income instruments including cash or cash equivalents. Loans are considered income instruments, along with other fixed and floating-rate income instruments. The Portfolio may hold cash, sell other investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process.

Page A-5 – Real Estate Risks

9.

Please disclose that to the extent the Portfolio invests in REITs, its distributions are likely to be taxable as ordinary income (because they come from mortgage interest and rents), rather than being eligible for the 15% rate on qualified dividends.

Response:

The Portfolio’s Part B, Item 24, has been revised to include the following paragraph:

The Portfolio may generate ordinary income that does not qualify for qualified dividend income, including amounts potentially from REIT investments.”

Page A-6 – Hybrid Securities

10.

Please confirm that, where a loan participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, the Portfolio will treat both the interposed financial institution and the borrower as “issuers” for purposes of the Portfolio’s classification as a diversified company and the Portfolio’s fundamental investment restriction on industry concentration (Section 5(b)(1) and 8(b)(1)(E) of the Investment Company Act of 1940). See Pilgrim Prime Rate Trust, SEC Staff No-Action Letter (June 29, 1989).

Response:

The Portfolio confirms the above statement relating to the treatment of both the interposed financial institution and the borrower as “issuers” for purposes of the Portfolio’s classification as a diversified company and the Portfolio’s fundamental investment restriction on industry concentration.

11.

Please disclose the following risks presented by investments in PIK securities. Please specifically disclose that:

a.

the higher interest rates on PIK securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments generally represent a significantly higher credit risk than coupon loans.

b.

even if accounting conditions were met, the borrower could still default when the Portfolio’s actual collection is supposed to occur at the maturity of the obligation.

c.

PIK securities may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.

d.

PIK interest has the effect of generating investment income and increasing the incentive fees payable at a compounding rate. In addition, the deferral of PIK interest also reduces the loan-to-value ratio at a compounding rate.

Securities and Exchange Commission

April 28, 2016

Response:

The Portfolio’s Part A, Item 9.(c), Principal Characteristics and Additional Risks, Income Instruments will be revised to include the following paragraph:

“Bonds and preferred stock that make “in-kind” payments and other securities that do not pay regular income distributions may experience greater volatility in response to interest rate changes and issuer developments. PIK securities generally carry higher interest rates compared to bonds that make cash payments of interest to reflect their payment deferral and increased credit risk. PIK securities generally involve significantly greater credit risk than coupon loans because the Portfolio receives no cash payments until the maturity date or a specified cash payment date. Even if accounting conditions are met for accruing income payable at a future date under a PIK bond, the issuer could still default when the collection date occurs at the maturity of or payment date for the PIK bond.  PIK bonds may be difficult to value accurately because they involve ongoing judgments as to the collectability of the deferred payments and the value of any associated collateral.  If the issuer of a PIK security defaults the Portfolio may lose its entire investment.”

The Portfolio respectfully declines to add disclosure regarding incentive fees because the Portfolio does not pay any incentive fees. In addition, the Portfolio respectfully declines to add disclosure that the deferral of PIK interest reduces the loan-to-value of the bond at a compounding rate because such deferral increases (rather than reduces) the loan to value ratio.

Page A-14 – Portfolio Holdings

12.

Please state that a description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available (i) in the Portfolio’s SAI; and (ii) on the Portfolio’s website, if applicable.  See Item 9(d) of Form N-1A.

Response:

The Portfolio’s Part A, Item 9.(d) Portfolio Holdings has been revised to include the following sentence:

 “The Statement of Additional Information also provides a description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings.”

Page A-14 -- Management

13.

Please include a statement, adjacent to the disclosure required by paragraph (a)(1)(ii) of Item 10 of Form N-1A, that a discussion regarding the basis for the board of trustees approving any investment advisory contract of the Portfolio is available in the Portfolio’s annual or semi- annual report to shareholders, as applicable, and providing the period covered by the relevant annual or semi-annual report.  See Item 10(a)(1)(iii) of Form N-1A.

Response:

The Portfolio’s Part A, Item 10. Management, Organization and Capital Structure, (a) Management has been revised to include the following sentence:

 “A semiannual report, which includes the Portfolio, covering the fiscal period ended April 30 will provide information regarding the basis for the Trustees’ approval of the Portfolio’s investment advisory and sub-advisory agreements.”

14.

Please include a statement, adjacent to the disclosure regarding portfolio managers, that the SAI provides additional information about the Portfolio managers’ compensation, other accounts managed by the Portfolio manager(s), and the Portfolio Managers’ ownership of securities in the Portfolio.  See Item 10(a)(2).

Securities and Exchange Commission

April 28, 2016

Response:

The Portfolio’s Part A, Item 10. Management, Organization and Capital Structure, (a) Management has been revised to include the following sentences:

“The Statement of Additional Information provides additional information about each portfolio manager’s compensation and other accounts managed by each portfolio manager. Portfolio managers cannot purchase interests in the Portfolio.”

Part B

Page B-1 – Cover Page and Table of Contents

15.

Please add a front cover page and include all relevant information. See Item 14(a) of Form N-1A.

Response:

The Portfolio respectfully declines to add a front cover page to Part B.  The Portfolio is registered only under the 1940 Act and interests in the Portfolio are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933.

Page B-5 – Temporary Defensive Positions

16.

You state, “During unusual market conditions, the Portfolio may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be consistent with its investment objective(s) and other policies.”  Please change “consistent” to “inconsistent.”

Response:

The Portfolio’s Part B, Item 16.(d) Temporary Defense Positions has been revised to read as follows:

 “During unusual market conditions, the Portfolio may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies.”

Page B-6 – Disclosure of Portfolio Holdings

17.

Please disclose the manner in which the board of trustees exercises oversight of disclosure of the Portfolio’s portfolio securities.  See Item 16(f)(1)(vii) of Form N-1A.

Response:

Please see the fifth paragraph under the Portfolio’s Part B, Item 16.(f) Disclosure of Portfolio Holdings.  The Portfolio believes the current disclosure meets the requirements of Item16(f)(1)(vii) of Form N-1A.  The disclosure includes the following statement: “The CCO will report all waivers of or exceptions to the Policies to the Board at their next meeting.  The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.”

Page B-16 – Board Compensation

18.

You state, “During the fiscal year ending October 31, 2016, it is estimated that the Trustees of the Portfolio will earn the following compensation in their capacities as Board members from the Portfolio,” but do not provide any amounts. Please revise to include estimated compensation amounts.  See Item 17(c), Instruction 2 of Form N-1A.

Response:

In the Portfolio’s Part B, Item 17. Management of the Portfolio, (a)-(c), the estimated compensation amounts were included in the compensation table in the Registration Statement.  Please see the “Source of Compensation” column, and “Portfolio” row.

Securities and Exchange Commission

April 28, 2016

Page B-17 – Investment Adviser and Services Provided by Each Investment Adviser

19.

Please disclose the method of calculating the advisory fee payable by the Portfolio. See

Item 19(a)(3) of Form N-1A.

Response:

The Portfolio’s Part B, Item 19. Investment Advisory and Other Services, (a) & (c) will be revised to include the following sentence:

 “For a description of the compensation that the Portfolio pays the investment adviser under its investment advisory agreement, see the Part A, Item 10. Management, Organization and Capital Structure (a) Management.”

Page B-28 – Underwriters

20.

Please disclose (1) The nature of the obligation to distribute the Portfolio’s securities; and

(2)

Whether the offering is continuous.  See Item 25(a)(1) and (2) of Form N-1A.

Response:

Item 19.(b) Principal Underwriter has been revised as follows:

“EVD, a direct wholly-owned subsidiary of Eaton Vance Corp., is the Portfolio’s placement agent.  As the Portfolio placement agent, EVD continuously offers Portfolio interests solely in private placement transactions.  The principal business address of EVD is Two International Place, Boston, Massachusetts 02110.”

Tandy Representation:

The Portfolio is responsible for the adequacy and accuracy of the disclosure in each filing.  Further, the Portfolio recognizes that the Staff’s comments, or changes to the disclosure in response to Staff’s comments do not foreclose the SEC from taking any action with respect to filings.  Lastly, the Portfolio acknowledges that it may not assert Staff comments as a defense in any proceedings initiated by the SEC or any person under federal securities laws.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8655.

Very truly yours,

/s/ Jeanmarie Valle Lee

Jeanmarie Lee

Vice President